CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,833,031	$ 251,124	¥ 2,020,191
Short-term investments	335	46	1,023
Accounts receivable (net of allowance for credit losses of RMB132,881 and RMB142,834 (US$19,568) as of December 31, 2023 and 2024, respectively)	473,619	64,886	401,064
Prepayments and other current assets, net	1,365,761	187,108	973,127
Total current assets	3,779,680	517,814	3,466,910
Non-current assets
Property and equipment, net	51,564	7,064	53,884
Operating lease right-of-use assets	26,323	3,606	30,451
Intangible assets, net	190,665	26,121	218,559
Goodwill	424,099	58,101	576,989
Long-term investments	817,330	111,974	937,460
Deferred tax assets	128,581	17,616	188,503
Other non-current assets	86,059	11,790	160,428
Total non-current assets	1,724,621	236,272	2,166,274
Total assets	5,504,301	754,086	5,633,184
Current liabilities (including current liabilities of the VIEs and VIEs' subsidiaries without recourse to the Company amounting to RMB247,735 and RMB370,798 (US$50,800) as of December 31, 2023 and 2024, respectively) (Note 1)
Bank Loans			5,000
Accounts payable	219,566	30,080	170,185
Accrued expenses and other current liabilities	2,756,805	377,681	2,437,210
Income tax payable	35,804	4,905	31,603
Total current liabilities	3,081,781	422,202	2,728,145
Non-current liabilities (including non-current liabilities of the VIEs and VIEs' subsidiaries without recourse to the Company amounting to RMB2,837 and RMB1,588 (US$218) as of December 31, 2023 and 2024, respectively) (Note 1)
Deferred tax liabilities	43,046	5,897	54,540
Other non-current liabilities	172,348	23,612	189,943
Total non-current liabilities	215,394	29,509	244,483
Total liabilities	3,297,175	451,711	2,972,628
Commitments and contingencies
Mezzanine equity:
Redeemable noncontrolling interests	189,725	25,992	105,978
Shareholders' equity
Additional paid-in capital	2,722,504	372,982	2,711,875
Accumulated losses	(1,232,577)	(168,863)	(613,102)
Accumulated other comprehensive income	410,423	56,228	356,854
Total shareholders' equity	1,900,598	260,381	2,455,871
Noncontrolling interests	116,803	16,002	98,707
Total shareholders' equity	2,017,401	276,383	2,554,578
Total liabilities, mezzanine equity and shareholder's equity	5,504,301	754,086	5,633,184
Related Party [Member]
Current assets
Due from related parties, net	106,934	14,650	71,505
Current liabilities (including current liabilities of the VIEs and VIEs' subsidiaries without recourse to the Company amounting to RMB247,735 and RMB370,798 (US$50,800) as of December 31, 2023 and 2024, respectively) (Note 1)
Due to related parties	69,606	9,536	84,147
Common Class A [Member]
Shareholders' equity
Ordinary shares	83	11	81
Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 165	$ 23	¥ 163